Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Global Bond Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.

DWS Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dgifi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Enhanced Global Bond Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.